Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss from continuing operations attributable to common stockholders	$ (16,205,252)	$ (9,051,334)
Discontinued operations, net of tax	760,165	0
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	667,682	636,368
Depreciation and amortization of intangible assets	97,113	94,298
Amortization of right of use assets	27,675	148,258
Amortization of debt discount	35,513	2,044,241
Change in fair value of forward purchase agreement	10,268,130	0
Change in fair value of derivative liabilities	(826,980)	(1,259,287)
Non-cash interest expense	250,000	0
Loss on extinguishment of debt	0	1,064,692
Interest recognized upon default	0	555,556
Changes in operating assets and liabilities:
Prepaid expenses	(659,927)	(55,069)
Assets available for sale	18,938,353	0
Income taxes receivable	(204,559)
Other current assets	28,175	(28,175)
Accounts payable	(449,873)	1,059,946
Accrued expenses and other liabilities	570,221	429,790
Lease liability	(257,720)	(124,840)
Accrued interest - related and third-party	(109,379)	1,056,849
Liabilities available for sales	(20,732,104)
Income tax payable	(545,441)	0
Net cash used in operating activities	(8,348,208)	(3,428,707)
Cash flows from investing activities:
Purchases of property and equipment	(30,470)	(7,164)
Net cash used in investing activities	(30,470)	(7,164)
Cash Flows from Financing Activities:
Gross proceeds from Business Combination	30,951,174	0
Transaction costs paid in connection with the Business Combination	(951,898)	0
Cash transferred in connection with Forward Purchase Agreement	(17,535,632)	0
Proceeds from common stock option exercises	41,073	1,271
Proceeds from issuance of loans and related warrants	1,859,980	0
Payment of loans	(551,833)	0
Payment of convertible notes	(2,649,874)	0
Proceeds from convertible notes	0	2,745,974
Issuance of Series C-1 preferred stock	0	1,064,317
Repurchase of common stock	0	(2,294)
Payment of debt financing fee	0	(382,222)
Payment of offering costs	0	(20,332)
Proceeds from warrant exercise	0	144,944
Net cash provided by financing activities	11,162,990	3,551,658
Net increase in cash	2,784,312	115,787
Cash - beginning of the period	128,149	12,362
Cash - end of the period	2,912,461	128,149
Supplemental cash flow information:
Interest paid	283,526	92,593
Income tax paid	750,000	0
Non-cash financing activity:
Net assets acquired in AxoBio Acquisition	43,135,082	0
Earnout liability and deferred consideration payable in connection with AxoBio Acquisition	21,482,292	0
Issuance of Series A preferred stock and common stock in connection with AxoBio Acquisition	21,652,790	0
Accrued Series A preferred stock dividends	164,510	307,926
Accrued Series C-1 preferred stock dividends	40,551	9,470
Accrued Series C-2 preferred stock dividends	470,962	239,104
Debt discount recorded in connection with loans payable	55,062	0
Conversion of common stock and preferred stock in connection with the Business Combination	32,092,096	0
Conversion of convertible notes and accrued notes to Series C-2 preferred stock	0	15,665,171
Warrants issued in connection with convertible notes	0	409,483
Warrants issued in connection with Series C-1 preferred stock	0	312,088
Initial recognition of derivative liabilities	$ 0	$ 1,321,860